Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	$ 485	¥ 3,154	¥ 2,342	¥ 2,362
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	$ 455	¥ 3,000	¥ 2,300	¥ 2,200
Short-term Investments | Maximum
Schedule of Investments [Line Items]
Short-term held-to-maturity debt investments maturity	1 year	1 year
Short-term available-for-sale debt investments maturity	1 year	1 year